UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
April 30, 2025
MFS®  Multimarket
Income Trust
MMT-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE
The MFS Multimarket Income Trust’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. The primary purpose of the managed distribution policy is to provide shareholders with a constant, but not guaranteed, fixed rate of distribution each month. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders. The amendment or termination of the managed distribution policy could have an adverse effect on the market price of the fund’s shares.
With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.
Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. Any such returns of capital will decrease the fund’s total assets and, therefore, could have the effect of increasing the fund’s expense ratio. In addition, in order to make the level of distributions called for under its managed distribution policy, the fund may have to sell portfolio securities at a less than opportune time. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights.

MFS® Multimarket
Income Trust
New York Stock Exchange Symbol: MMT

Contact information	back cover

NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure at value (v)
Portfolio structure reflecting equivalent exposure of derivative positions (i)

Fixed income sectors (i)
High Yield Corporates	58.8%
Investment Grade Corporates	37.7%
Emerging Markets Bonds	20.3%
Commercial Mortgage-Backed Securities	1.5%
Collateralized Loan Obligations	1.4%
Asset-Backed Securities	0.7%
Municipal Bonds	0.5%
Residential Mortgage-Backed Securities	0.3%
U.S. Treasury Securities	(3.6)%
Non-U.S. Government Bonds	(7.2)%
Portfolio facts
Average Duration (d)	5.6
Average Effective Maturity (m)	7.2 yrs.

Portfolio Composition - continued
Composition including fixed income credit quality (a)(i)
AAA	4.5%
AA	3.8%
A	16.0%
BBB	31.2%
BB	36.3%
B	26.3%
CCC	7.8%
CC	0.5%
C (o)	0.0%
U.S. Government	5.3%
Not Rated	(21.3)%
Non-Fixed Income	0.1%
Cash & Cash Equivalents (Less Liabilities) (b)	(33.8)%
Other (q)	23.3%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency.
Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives), ETFs and Options on ETFs, and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(b)	Cash & Cash Equivalents (Less Liabilities) includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Liabilities include the value of outstanding borrowings made by the fund for leverage transactions. Cash & Cash Equivalents (Less Liabilities) is negative due to these borrowings. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities. Please see Note 6 in the Notes to Financial Statements for more information on the fund's outstanding borrowings.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.

Portfolio Composition - continued
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(p)	For purposes of the presentation of Portfolio structure at value, Other includes market value from currency derivatives and may be negative.
(q)	For purposes of this presentation, Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents (Less Liabilities).
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Percentages are based on net assets as of April 30, 2025.
The portfolio is actively managed and current holdings may be different.

Portfolio Managers' Profiles
Portfolio Manager	Primary Role	Since	Title and Five Year History
Robert Spector	Lead Portfolio Manager	2017	Investment Officer of MFS; employed in the investment management area of MFS since 2011.
Neeraj Arora	Emerging Markets Debt Instruments Portfolio Manager	2023	Investment Officer of MFS; employed in the investment management area of MFS since 2011.
Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.
David Cole	Below Investment Grade Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 2004.
Pilar Gomez-Bravo	Debt Instruments Portfolio Manager	2013	Co-Chief Investment Officer-Global Fixed Income of MFS; employed in the investment management area of MFS since 2013.
Andy Li	Investment Grade Debt Instruments Portfolio Manager	2019	Investment Officer of MFS; employed in the investment management area of MFS since 2018.
John Mitchell	Investment Grade Debt Instruments Portfolio Manager	2023	Investment Officer of MFS; employed in the investment management area of MFS since 2003.
Michael Skatrud	Below Investment Grade Debt Instruments Portfolio Manager	2018	Investment Officer of MFS; employed in the investment management area of MFS since 2013.

Other Notes
The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value of the underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.
The fund's target annual distribution rate is calculated based on an annual rate of 8.00% of the fund's average monthly net asset value, not a fixed share price, and the fund's distribution amount will fluctuate with changes in the fund's average monthly net assets.
In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

Portfolio of Investments
4/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 132.1%
Aerospace & Defense – 2.5%
Axon Enterprise, Inc., 6.125%, 3/15/2030 (n)		$494,000	$502,597
Boeing Co., 6.388%, 5/01/2031		134,000	142,987
Boeing Co., 5.805%, 5/01/2050		1,213,000	1,136,961
Bombardier, Inc., 7.5%, 2/01/2029 (n)		314,000	323,449
Bombardier, Inc., 8.75%, 11/15/2030 (n)		238,000	255,020
Bombardier, Inc., 7.25%, 7/01/2031 (n)		252,000	258,011
Bombardier, Inc., 7%, 6/01/2032 (n)		253,000	255,968
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		405,000	404,028
Huntington Ingalls Industries, Inc., 4.2%, 5/01/2030		230,000	221,965
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035		286,000	291,429
Moog, Inc., 4.25%, 12/15/2027 (n)		459,000	442,775
TransDigm, Inc., 5.5%, 11/15/2027		464,000	461,791
TransDigm, Inc., 6.75%, 8/15/2028 (n)		309,000	315,209
TransDigm, Inc., 4.625%, 1/15/2029		554,000	532,855
TransDigm, Inc., 6.375%, 3/01/2029 (n)		302,000	307,651
TransDigm, Inc., 6.875%, 12/15/2030 (n)		861,000	887,134
			$6,739,830
Apparel Manufacturers – 0.2%
LVMH Moet Hennessy Louis Vuitton SE, 2.625%, 3/07/2029 (w)	EUR	400,000	$453,100
Asset-Backed & Securitized – 3.9%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.113%, 11/15/2054 (i)		$3,666,126	$147,184
AA Bond Co. Ltd., 6.85%, 7/31/2050	GBP	220,000	300,824
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)		$1,990	1,991
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)		301,010	300,938
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 7.345% (SOFR - 30 day + 3%), 1/15/2037 (n)		600,000	599,399
AREIT 2022-CRE6 Trust, “D”, FLR, 7.2% (SOFR - 30 day + 2.85%), 1/20/2037 (n)		126,000	125,419
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)		60,775	61,252
Bain Capital Credit CLO Ltd., 2021-7A, “BR”, FLR, 5.772% (SOFR - 3mo. + 1.5%), 1/22/2035 (n)		390,025	384,819
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.034% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)		223,448	435,218

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.711%, 4/15/2053 (i)	$955,945	$48,120
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.334%, 7/15/2054 (i)	918,577	49,975
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.704%, 2/15/2054 (i)	6,411,165	447,351
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.363%, 2/15/2054 (i)	3,996,067	207,462
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.254%, 3/15/2054 (i)	2,028,680	89,303
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.994%, 6/15/2054 (i)	7,085,503	255,283
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.35%, 7/15/2054 (i)	6,933,296	376,865
Benchmark 2022-B36 Mortgage Trust, “XA”, 0.809%, 7/15/2055 (i)	8,708,503	367,833
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 6.736% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)	100,000	98,966
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	85,093	86,153
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)	144,545	143,540
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	89,945	88,552
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	99,305	99,879
Colt Funding LLC, 2024-1, “A2”, 5.987%, 2/25/2069 (n)	100,549	100,738
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)	252,796	253,258
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.872%, 4/15/2054 (i)	3,591,613	116,593
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(p)	4,586,320	46
ELM Trust, 2024-ELM, “D10”, 6.626%, 6/10/2039 (n)	100,000	100,615
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)	94,843	95,157
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)	169,941	172,068
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.436% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	464,500	462,367
LoanCore 2025-CRE8 Ltd., “B”, FLR, 6.169% (SOFR - 1mo. + 1.8412%), 8/17/2042 (n)	300,000	294,742
M&T Bank Auto Receivables Trust, 2025-1, “A-2A”, 4.63%, 5/15/2028 (n)	176,000	176,158

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2021-FL5 Ltd., “C”, FLR, 6.142% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)	$401,500	$399,928
MF1 2021-FL5 Ltd., “D”, FLR, 6.943% ((SOFR - 1mo. + 0.11448%) + 2.5%), 7/15/2036 (n)	745,000	741,833
MF1 2021-FL6 Ltd., “B”, FLR, 6.084% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)	1,000,000	981,261
MF1 2024-FL14 LLC, “A”, FLR, 6.056% (SOFR - 1mo. + 1.737%), 3/19/2039 (n)	200,000	200,208
MF1 2024-FL14 LLC, “AS”, FLR, 6.56% (SOFR - 1mo. + 2.24%), 3/19/2039 (n)	100,000	100,124
MF1 2024-FL14 LLC, “B”, FLR, 7.009% (SOFR - 1mo. + 2.689%), 3/19/2039 (n)	328,594	329,334
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.402%, 5/15/2054 (i)	1,805,830	92,585
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.288%, 6/15/2054 (i)	2,656,390	119,919
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “A”, 6.18%, 8/25/2028 (n)	239,000	239,950
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “B”, 6.48%, 8/25/2028 (n)	56,000	56,222
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	91,086	91,392
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	75,802	76,157
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 6.292% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)	340,000	338,467
Wells Fargo Commercial Mortgage Trust, 2021-C59, “XA”, 1.628%, 4/15/2054 (i)	2,268,927	145,038
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.619%, 8/15/2054 (i)	1,926,535	130,069
		$10,530,555
Automotive – 1.3%
Adient Global Holdings Ltd., 7.5%, 2/15/2033 (n)	$248,000	$234,999
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)	906,000	813,939
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)	404,000	391,913
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)	555,000	383,548
Ford Motor Co., 6.1%, 8/19/2032	65,000	62,344
Ford Motor Credit Co. LLC, 6.95%, 6/10/2026	281,000	283,947
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029	400,000	392,721
Hyundai Capital America, 6.375%, 4/08/2030 (n)	228,000	238,381
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	422,000	314,818
Wabash National Corp., 4.5%, 10/15/2028 (n)	543,000	457,280
		$3,573,890

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Broadcasting – 1.3%
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)		$600,000	$614,883
Discovery Communications LLC, 4.125%, 5/15/2029		127,000	118,743
Gray Media, Inc., 10.5%, 7/15/2029 (n)		197,000	202,217
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)		543,000	512,385
Prosus N.V., 3.061%, 7/13/2031 (n)		325,000	280,565
Sinclair Television Group, Inc., 8.125%, 2/15/2033 (n)		448,000	443,457
Univision Communications, Inc., 8%, 8/15/2028 (n)		304,000	295,290
Univision Communications, Inc., 8.5%, 7/31/2031 (n)		548,000	517,464
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032		131,000	112,173
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)		213,000	196,943
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		236,000	217,020
			$3,511,140
Brokerage & Asset Managers – 2.2%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)		$620,000	$638,648
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)		505,000	543,760
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		214,000	209,230
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034		576,000	612,025
Hightower Holding LLC, 6.75%, 4/15/2029 (n)		371,000	354,750
Hightower Holding LLC, 9.125%, 1/31/2030 (n)		224,000	229,040
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		1,445,000	1,420,261
Low Income Investment Fund, 3.386%, 7/01/2026		185,000	181,509
Low Income Investment Fund, 3.711%, 7/01/2029		490,000	465,927
LPL Holdings, Inc., 4%, 3/15/2029 (n)		630,000	606,426
LPL Holdings, Inc., 5.65%, 3/15/2035		332,000	328,294
LSEG US Financial Corp., 5.297%, 3/28/2034 (n)		272,000	276,177
			$5,866,047
Building – 3.4%
ABC Supply Co., Inc., 3.875%, 11/15/2029 (n)		$427,000	$394,160
AmeriTex Holdco Intermediate LLC, 10.25%, 10/15/2028 (n)		497,000	511,978
BCPE Ulysses Intermediate, Inc., 7.75% (7.75% Cash or 8.5% PIK), 4/01/2027 (n)(p)		197,000	191,121
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)		419,000	281,052
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)		197,000	171,393
Crh Finance (U.K.) PLC, 4.125%, 12/02/2029	GBP	370,000	481,467
Ferguson Enterprises, Inc., 5%, 10/03/2034		$369,000	357,096
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		610,000	514,162
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		795,000	747,609
Holcim Finance US LLC, 4.95%, 4/07/2030 (n)		169,000	170,754
Holcim Finance US LLC, 5.4%, 4/07/2035 (n)		112,000	111,944
Knife River Corp., 7.75%, 5/01/2031 (n)		604,000	631,794

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – continued
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)		$369,000	$323,348
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)		152,000	152,109
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		604,000	544,307
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)		363,000	352,374
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		193,000	193,040
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)		735,000	713,559
Quikrete Holdings Inc., 6.375%, 3/01/2032 (n)		497,000	499,801
Standard Building Solutions, Inc., 6.5%, 8/15/2032 (n)		312,000	315,886
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		338,000	330,781
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		522,000	486,825
Vulcan Materials Co., 5.7%, 12/01/2054		207,000	197,824
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		669,000	651,840
			$9,326,224
Business Services – 2.7%
Accenture Capital, Inc., 4.25%, 10/04/2031		$311,000	$307,674
Accenture Capital, Inc., 4.5%, 10/04/2034		288,000	277,584
ams OSRAM AG, 10.5%, 3/30/2029	EUR	360,000	404,768
athenahealth, Inc., 6.5%, 2/15/2030 (n)		$547,000	522,851
Engineering Ingegneria Informatica S.p.A., 11.125%, 5/15/2028	EUR	180,000	215,240
Engineering Ingegneria Informatica S.p.A., 8.625%, 2/15/2030		100,000	117,037
Euronet Worldwide, Inc., 1.375%, 5/22/2026		420,000	466,614
Experian Finance PLC, 3.51%, 12/15/2033		350,000	397,338
Fiserv Funding ULC, 3.5%, 6/15/2032 (w)		370,000	417,624
Fiserv, Inc., 4.4%, 7/01/2049		$508,000	398,933
Global Payments, Inc., 4.875%, 3/17/2031	EUR	310,000	367,236
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)		$320,000	315,489
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		460,000	452,912
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)		421,000	408,295
Iron Mountain, Inc., 6.25%, 1/15/2033 (n)		346,000	345,367
Mastercard, Inc., 4.55%, 1/15/2035		308,000	300,857
Mastercard, Inc., 3.85%, 3/26/2050		150,000	117,111
Paychex, Inc., 5.1%, 4/15/2030		151,000	153,259
Paychex, Inc., 5.35%, 4/15/2032		239,000	242,771
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/2032 (n)		449,000	455,397
Visa, Inc., 3.875%, 5/15/2044 (w)	EUR	210,000	235,046

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Business Services – continued
Wolters Kluwer N.V., 3.375%, 3/20/2032	EUR	300,000	$345,166
			$7,264,569
Cable TV – 3.9%
Cable One, Inc., 4%, 11/15/2030 (n)		$683,000	$555,545
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		1,670,000	1,576,539
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		1,164,000	1,080,872
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032		344,000	305,637
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		476,000	400,977
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029		581,000	601,673
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		233,000	173,556
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		700,000	611,721
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		800,000	401,231
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		250,000	171,342
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)		227,000	216,599
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 10%, 2/15/2031 (n)		149,000	141,102
DISH DBS Corp., 7.75%, 7/01/2026		330,000	286,837
DISH DBS Corp., 5.125%, 6/01/2029		316,000	197,852
DISH Network Corp., 11.75%, 11/15/2027 (n)		325,000	341,558
EchoStar Corp., 10.75%, 11/30/2029		497,194	525,799
Videotron Ltd., 3.625%, 6/15/2029 (n)		511,000	483,554
Videotron Ltd., 5.7%, 1/15/2035 (n)		183,000	182,054
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		715,000	626,847
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)		769,000	743,738
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		1,095,000	970,743
			$10,595,776
Chemicals – 1.5%
Arkema S.A., 3.5%, 9/12/2034	EUR	300,000	$332,536
Cerdia Finanz GmbH, 9.375%, 10/03/2031 (n)		$437,000	439,731
Chemours Co., 4.625%, 11/15/2029 (n)		735,000	615,472
Chemours Co., 8%, 1/15/2033 (n)		199,000	179,323
Consolidated Energy Finance S.A., 6.5%, 5/15/2026 (n)		150,000	144,589
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)		550,000	428,032
DSM B.V., 3.375%, 2/25/2036	EUR	160,000	177,587
PPG Industries, Inc., 3.25%, 3/04/2032		280,000	314,324

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Chemicals – continued
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		$696,000	$676,010
SNF Group SACA, 3.375%, 3/15/2030 (n)		709,000	640,958
			$3,948,562
Computer Software – 0.8%
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)		$501,000	$509,636
Cloud Software Group, Inc., 8.25%, 6/30/2032 (n)		597,000	622,742
Microsoft Corp., 2.525%, 6/01/2050		529,000	327,715
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		462,000	411,180
Oracle Corp., 4%, 7/15/2046		319,000	239,471
Sage Group PLC, 2.875%, 2/08/2034	GBP	100,000	109,158
			$2,219,902
Computer Software - Systems – 0.8%
Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)		$283,000	$270,973
Sabre GLBL, Inc., 10.75%, 11/15/2029 (n)		184,000	175,260
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		855,000	850,784
Virtusa Corp., 7.125%, 12/15/2028 (n)		317,000	302,204
Zebra Technologies Corp., “A”, 6.5%, 6/01/2032 (n)		475,000	477,209
			$2,076,430
Conglomerates – 2.0%
Amsted Industries, Inc., 6.375%, 3/15/2033 (n)		$370,000	$371,666
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		311,000	298,763
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		858,000	815,796
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		688,000	697,707
Gates Corp., 6.875%, 7/01/2029 (n)		399,000	404,837
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		358,000	347,319
Husky Injection Molding Systems Ltd., 9%, 2/15/2029 (n)		404,000	410,113
Regal Rexnord Corp., 6.05%, 4/15/2028		667,000	684,185
Regal Rexnord Corp., 6.3%, 2/15/2030		224,000	231,352
SPX Flow, Inc., 8.75%, 4/01/2030 (n)		499,000	503,148
Veralto Corp., 4.15%, 9/19/2031	EUR	273,000	319,641
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		$215,000	220,850
			$5,305,377
Construction – 0.7%
Beazer Homes USA, Inc., 7.5%, 3/15/2031 (n)		$393,000	$379,708
Empire Communities Corp., 9.75%, 5/01/2029 (n)		556,000	542,489
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		108,000	104,909
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		391,000	357,685

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Construction – continued
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		$418,000	$390,954
			$1,775,745
Consumer Products – 1.9%
Acushnet Co., 7.375%, 10/15/2028 (n)		$507,000	$524,635
Amer Sports Co., 6.75%, 2/16/2031 (n)		569,000	575,511
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.5%, 10/15/2029 (n)		396,000	339,838
Champ Acquisition Corp., 8.375%, 12/01/2031 (n)		349,000	367,663
Kenvue, Inc., 5.05%, 3/22/2053		314,000	291,483
MajorDrive Holdings IV LLC, 6.375%, 6/01/2029 (n)		99,000	72,829
Newell Brands, Inc., 6.375%, 5/15/2030		546,000	497,021
Newell Brands, Inc., 6.625%, 5/15/2032		299,000	268,048
Opal Bidco S.A.S., 5.5%, 3/31/2032 (n)	EUR	240,000	270,745
Opal Bidco S.A.S., 6.5%, 3/31/2032 (n)		$254,000	254,064
Perrigo Finance Unlimited Co., 6.125%, 9/30/2032		698,000	692,865
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		529,000	524,597
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		500,000	451,401
			$5,130,700
Consumer Services – 2.4%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$351,000	$352,246
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		400,000	375,110
Allied Universal Holdco LLC, 7.875%, 2/15/2031 (n)		172,000	175,674
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		573,000	512,322
Emeria S.A.S.U., 7.75%, 3/31/2028	EUR	297,000	302,818
Garda World Security Corp., 8.375%, 11/15/2032 (n)		$543,000	535,628
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		726,000	676,286
Meituan, 4.5%, 4/02/2028 (n)		332,000	330,722
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)		498,000	485,722
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		213,000	168,207
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		419,000	307,827
Securitas AB, 3.375%, 5/20/2032	EUR	190,000	213,808
Service Corp. International, 5.75%, 10/15/2032		$832,000	821,383
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)		353,000	316,510
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		540,000	492,553
TriNet Group, Inc., 7.125%, 8/15/2031 (n)		100,000	101,784
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		467,000	462,309
			$6,630,909

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Containers – 1.0%
Ball Corp., 6%, 6/15/2029		$242,000	$246,936
Ball Corp., 2.875%, 8/15/2030		796,000	704,777
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/2030 (n)		508,000	523,404
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/2032 (n)		146,000	149,285
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/2031 (n)		395,000	392,253
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		611,000	603,902
			$2,620,557
Electrical Equipment – 0.2%
Arrow Electronics, Inc., 5.875%, 4/10/2034		$238,000	$239,265
CommScope Technologies LLC, 5%, 3/15/2027 (n)		249,000	216,685
			$455,950
Electronics – 0.6%
Broadcom, Inc., 4.55%, 2/15/2032		$502,000	$491,996
Diebold Nixdorf, Inc., 7.75%, 3/31/2030 (n)		299,000	311,295
Entegris, Inc., 4.375%, 4/15/2028 (n)		213,000	205,842
Entegris, Inc., 3.625%, 5/01/2029 (n)		227,000	209,006
Entegris, Inc., 5.95%, 6/15/2030 (n)		150,000	149,687
Intel Corp., 5.7%, 2/10/2053		258,000	229,804
Tyco Electronics Group S.A., 2.5%, 5/06/2028 (w)	EUR	110,000	124,398
			$1,722,028
Emerging Market Quasi-Sovereign – 5.7%
Abu Dhabi Developmental Holding Co. PJSC, 5.5%, 5/08/2034 (n)		$944,000	$980,176
Bank Gospodarstwa Krajowego (Republic of Poland), 5.75%, 7/09/2034 (n)		940,000	960,746
CEZ A.S. (Czech Republic), 4.125%, 4/30/2033	EUR	370,000	418,761
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		$507,325	503,901
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.5%, 5/06/2030 (n)(w)		200,000	200,492
Development Bank of Kazakhstan JSC, 5.25%, 10/23/2029 (n)		200,000	197,908
Empresa Nacional del Petroleo (Republic of Chile), 5.95%, 7/30/2034 (n)		425,000	429,137
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		1,052,000	1,037,567
Export-Import Bank of India, 3.375%, 8/05/2026		1,366,000	1,345,041
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		700,000	624,599
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		1,000,000	990,000
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		490,000	498,755

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.7%, 10/17/2028		$268,000	$273,119
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		285,000	287,707
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.875%, 4/25/2044 (n)		373,000	349,855
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		600,000	439,500
Petroleos Mexicanos, 6.49%, 1/23/2027		904,000	883,304
Petroleos Mexicanos, 6.7%, 2/16/2032		499,000	427,723
Petroleos Mexicanos, 6.75%, 9/21/2047		634,000	425,810
PETRONAS Capital Ltd. (Federation of Malaysia), 4.95%, 1/03/2031 (n)		534,000	541,847
PETRONAS Capital Ltd. (Federation of Malaysia), 5.34%, 4/03/2035 (n)		462,000	469,352
PT Perusahaan Listrik Negara (Republic of Indonesia), 4%, 6/30/2050 (n)		488,000	338,115
Qatar Petroleum, 3.125%, 7/12/2041		355,000	260,780
Saudi Arabian Oil Co., 5.75%, 7/17/2054 (n)		410,000	380,890
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		767,000	774,670
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		1,152,000	1,198,080
Uzbek Industrial and Construction Bank ATB (Republic of Uzbekistan), 8.95%, 7/24/2029 (n)		388,000	396,924
			$15,634,759
Emerging Market Sovereign – 8.3%
Dominican Republic, 5.5%, 2/22/2029 (n)		$747,000	$735,608
Dominican Republic, 5.875%, 1/30/2060 (n)		927,000	762,040
Federal Republic of Nigeria, 7.875%, 2/16/2032		320,000	277,216
Kingdom of Morocco, 1.375%, 3/30/2026	EUR	758,000	843,090
Kingdom of Morocco, 3%, 12/15/2032 (n)		$448,000	369,394
Kingdom of Saudi Arabia, 5.125%, 1/13/2028 (n)		363,000	368,607
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	11,700,000	260,232
Oriental Republic of Uruguay, 9.75%, 7/20/2033		10,000,000	238,605
Republic of Albania, 4.75%, 2/14/2035 (n)	EUR	171,000	184,620
Republic of Angola, 8.25%, 5/09/2028		$491,000	416,417
Republic of Angola, 9.375%, 5/08/2048		400,000	280,336
Republic of Argentina, 4.125%, 7/09/2035		1,047,289	698,420
Republic of Bulgaria, 5%, 3/05/2037		408,000	394,685
Republic of Chile, 3.1%, 1/22/2061		672,000	396,816
Republic of Costa Rica, 7.3%, 11/13/2054		391,000	397,820

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	802,000	$849,945
Republic of Guatemala, 6.05%, 8/06/2031 (n)		$420,000	417,547
Republic of Guatemala, 6.125%, 6/01/2050 (n)		564,000	499,845
Republic of Hungary, 5.5%, 6/16/2034 (n)		970,000	935,298
Republic of India, 7.18%, 8/14/2033	INR	58,000,000	720,046
Republic of Korea, 1.375%, 6/10/2030	KRW	8,300,000,000	5,537,180
Republic of Paraguay, 5.6%, 3/13/2048		$1,049,000	919,365
Republic of Peru, 5.375%, 2/08/2035		422,000	415,485
Republic of Philippines, 3.556%, 9/29/2032		327,000	299,490
Republic of Serbia, 1.65%, 3/03/2033	EUR	115,000	103,437
Republic of Serbia, 6%, 6/12/2034 (n)		$689,000	680,346
Republic of Serbia, 2.05%, 9/23/2036 (n)	EUR	456,000	376,452
Republic of South Africa, 7.1%, 11/19/2036 (n)		$475,000	452,753
Republic of South Africa, 7.3%, 4/20/2052		396,000	339,620
Republic of Turkey, 4.75%, 1/26/2026		521,000	518,395
Republic of Turkey, 7.625%, 5/15/2034		540,000	537,837
Republic of Turkey, 6.5%, 1/03/2035		308,000	281,842
Sultanate of Oman, 6%, 8/01/2029		406,000	418,242
Sultanate of Oman, 7%, 1/25/2051		600,000	624,159
United Mexican States, 4.75%, 4/27/2032		736,000	688,873
United Mexican States, 3.771%, 5/24/2061		430,000	244,226
			$22,484,289
Energy - Independent – 3.7%
Chord Energy Corp., 6.75%, 3/15/2033 (n)		$299,000	$291,043
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)		307,000	301,610
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)		177,000	170,592
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)		390,000	370,706
CNX Resources Corp., 7.25%, 3/01/2032 (n)		399,000	398,775
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		781,000	744,441
Diamondback Energy, Inc., 5.75%, 4/18/2054		178,000	159,052
Encino Acquisition Partners Holdings LLC, 8.75%, 5/01/2031 (n)		554,000	564,081
Gulfport Energy Corp., 6.75%, 9/01/2029 (n)		598,000	589,322
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032 (n)		547,000	529,620
Matador Resources Co., 6.875%, 4/15/2028 (n)		561,000	557,881
Matador Resources Co., 6.5%, 4/15/2032 (n)		227,000	218,651
Occidental Petroleum Corp., 6.45%, 9/15/2036		351,000	341,937
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)		524,000	511,718
Permian Resources Operating LLC, 7%, 1/15/2032 (n)		333,000	335,228
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)		203,000	198,513
Pioneer Natural Resources Co., 2.15%, 1/15/2031		410,000	359,771

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		$276,000	$290,861
Sitio Royalties Operating Partnership LP, 7.875%, 11/01/2028 (n)		588,000	604,278
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		422,000	413,782
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		1,025,000	1,005,038
Viper Energy, Inc., 7.375%, 11/01/2031 (n)		198,000	205,550
Vital Energy, Inc., 7.875%, 4/15/2032 (n)		567,000	440,498
Wildfire Intermediate Holdings LLC, 7.5%, 10/15/2029 (n)		499,000	456,585
			$10,059,533
Energy - Integrated – 0.8%
BP Capital Markets America, Inc., 4.812%, 2/13/2033		$243,000	$238,494
BP Capital Markets B.V., 0.933%, 12/04/2040	EUR	190,000	135,423
BP Capital Markets PLC, 6%, 2/19/2173	GBP	280,000	369,517
Exxon Mobil Corp., 1.408%, 6/26/2039	EUR	450,000	368,519
Orlen S.A., 6%, 1/30/2035		$542,000	547,703
TotalEnergies Capital International S.A., 3.16%, 3/03/2033	EUR	400,000	449,144
			$2,108,800
Entertainment – 2.6%
Carnival Corp., 5.75%, 1/15/2030	EUR	200,000	$237,899
Carnival Corp., 5.75%, 3/15/2030 (n)		$498,000	494,496
Carnival Corp., 6.125%, 2/15/2033 (n)		249,000	246,894
Life Time, Inc., 6%, 11/15/2031 (n)		548,000	546,282
Lindblad Expeditions Holdings, Inc., 9%, 5/15/2028 (n)		501,000	514,884
Motion Bondco DAC, 6.625%, 11/15/2027 (n)		404,000	382,065
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)		49,000	48,750
NCL Corp. Ltd., 6.25%, 3/01/2030 (n)		505,000	492,602
NCL Corp. Ltd., 6.75%, 2/01/2032 (n)		325,000	317,343
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)		430,000	429,498
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)		436,000	435,553
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)		253,000	251,055
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)		1,025,000	1,027,822
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)		692,000	698,207
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)		192,000	191,610
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)		656,000	649,421
			$6,964,381

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 4.3%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)		$626,867	$609,628
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		388,000	385,065
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)		746,000	740,241
Corporacion Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 5/13/2031		320,000	277,199
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)		243,000	256,805
Credit Acceptance Corp., 6.625%, 3/15/2030 (n)		392,000	384,634
CTP N.V., 3.875%, 11/21/2032	EUR	230,000	255,428
Fastighets AB Balder, 4%, 2/19/2032		440,000	491,270
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)		$387,000	385,965
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)		455,000	463,504
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)		568,000	557,808
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)		383,000	400,408
Heimstaden Bostad AB, 8.375%, 1/29/2030	EUR	270,000	303,270
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/2029		$384,000	379,008
Icahn Enterprises LP/Ichan Enterprises Finance Corp., 10%, 11/15/2029 (n)		199,000	194,587
Jefferson Capital Holdings LLC, 8.25%, 5/15/2030 (n)(w)		394,000	396,504
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)		86,000	84,395
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)		381,000	391,362
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		226,000	224,574
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		615,000	615,269
Nationstar Mortgage Holdings, Inc., 6.5%, 8/01/2029 (n)		400,000	406,557
OneMain Finance Corp., 6.625%, 5/15/2029		497,000	498,449
OneMain Finance Corp., 5.375%, 11/15/2029		317,000	303,036
OneMain Finance Corp., 7.5%, 5/15/2031		187,000	189,639
PennyMac Financial Services, Inc., 6.875%, 2/15/2033 (n)		744,000	742,962
Shriram Finance Ltd., 6.15%, 4/03/2028 (n)		731,000	718,371
Shurgard Luxembourg S.à r.l., 3.625%, 10/22/2034	EUR	400,000	440,362
Truenoord Ltd., 8.75%, 3/01/2030 (n)		$299,000	305,423
Walker & Dunlop, Inc., 6.625%, 4/01/2033 (n)		395,000	401,778
			$11,803,501
Food & Beverages – 5.1%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$260,000	$237,621
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		331,000	327,533
B&G Foods, Inc., 8%, 9/15/2028 (n)		449,000	445,469
Bacardi Ltd., 5.15%, 5/15/2038 (n)		530,000	480,088
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		325,000	315,620
Barry Callebaut Services N.V., 4.25%, 8/19/2031	EUR	200,000	226,394
Bunge Ltd. Finance Corp., 4.65%, 9/17/2034		$187,000	181,379

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Carlsberg Breweries A.S., 3.25%, 2/28/2032	EUR	350,000	$396,689
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		$691,000	661,261
Chobani LLC/Chobani Finance Corp., 7.625%, 7/01/2029 (n)		429,000	449,333
Constellation Brands, Inc., 2.25%, 8/01/2031		290,000	248,152
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)		339,000	355,123
Fiesta Purchaser, Inc., 9.625%, 9/15/2032 (n)		317,000	331,465
Flora Food Management B.V., 6.875%, 7/02/2029	EUR	210,000	245,396
Flowers Foods, Inc., 5.75%, 3/15/2035		$384,000	387,436
Flowers Foods, Inc., 6.2%, 3/15/2055		220,000	218,984
Gruma S.A.B. de C.V., 5.39%, 12/09/2034 (n)		200,000	197,600
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032		1,000,000	904,745
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 12/01/2052		241,000	248,113
Kraft Heinz Foods Co., 4.375%, 6/01/2046		549,000	444,756
Mars, Inc., 4.8%, 3/01/2030 (n)		251,000	254,064
Mars, Inc., 5.2%, 3/01/2035 (n)		577,000	579,264
Mars, Inc., 5.7%, 5/01/2055 (n)		387,000	381,451
Nestle Finance International Ltd., 3.5%, 1/14/2045	EUR	280,000	300,954
Performance Food Group Co., 5.5%, 10/15/2027 (n)		$678,000	672,442
Performance Food Group Co., 6.125%, 9/15/2032 (n)		338,000	338,100
Pernod Ricard S.A., 3.25%, 3/03/2032	EUR	600,000	669,093
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		$788,000	742,773
Post Holdings, Inc., 6.25%, 10/15/2034 (n)		219,000	217,182
Primo Water Holdings Inc./Triton Water Holdings, 4.375%, 4/30/2029 (n)		875,000	830,213
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		813,000	789,620
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)		131,000	128,316
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)		395,000	375,209
Viterra Finance B.V., 3.2%, 4/21/2031 (n)		263,000	238,547
			$13,820,385
Forest & Paper Products – 1.1%
Graphic Packaging International LLC, 1.512%, 4/15/2026 (n)		$521,000	$503,224
Graphic Packaging International LLC, 6.375%, 7/15/2032 (n)		753,000	756,706
Mondi Finance PLC, 3.75%, 5/18/2033	EUR	390,000	443,358
Smurfit Kappa Treasury Co., 7.5%, 11/20/2025		$350,000	353,860
Stora Enso Oyj, 7.25%, 4/15/2036 (n)		444,000	468,021
Veritiv Operating Co., 10.5%, 11/30/2030 (n)		448,000	467,958
			$2,993,127

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 3.1%
CCM Merger, Inc., 6.375%, 5/01/2026 (n)		$541,000	$541,631
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)		1,025,000	1,002,430
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)		514,000	525,189
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030		1,016,000	995,622
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)		585,000	517,482
Las Vegas Sands Corp., 6.2%, 8/15/2034		363,000	355,697
Marriott International, Inc., 2.85%, 4/15/2031		405,000	362,090
Melco Resorts Finance Limited, 5.375%, 12/04/2029		856,000	772,433
Sands China Ltd., 4.375%, 6/18/2030		520,000	481,484
Whitbread Group PLC, 5.5%, 5/31/2032	GBP	157,000	206,602
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		$788,000	756,890
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		1,319,000	1,258,991
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		637,000	614,154
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)		133,000	137,198
			$8,527,893
Industrial – 1.4%
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)		$640,000	$646,015
APi Escrow Corp., 4.75%, 10/15/2029 (n)		874,000	821,894
Arcadis N.V., 4.875%, 2/28/2028	EUR	258,000	303,508
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035		$392,000	389,512
Brundage-Bone Concrete Pumping Holdings, Inc., 7.5%, 2/01/2032 (n)		199,000	194,192
Investor AB, 3.5%, 3/31/2034	EUR	120,000	137,080
Prysmian S.p.A., 3.625%, 11/28/2028		280,000	321,877
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$966,000	549,754
WSP Global, Inc., 5.548%, 11/22/2030	CAD	695,000	540,372
			$3,904,204
Insurance – 0.9%
Allianz SE, 3.2% to 4/30/2028, FLR (CMT - 5yr. + 2.165%) to 4/30/2171 (n)		$600,000	$504,109
Corebridge Financial, Inc., 4.35%, 4/05/2042		351,000	286,411
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052		236,000	238,618
MetLife, Inc., 5.3%, 12/15/2034		419,000	425,651
Nippon Life Insurance Co., 4.114% to 1/23/2035, FLR (EUR ICE Swap Rate - 5yr. + 2.6%) to 1/23/2055	EUR	170,000	188,024
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		$446,000	465,832

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance – continued
Swiss Life Finance I AG, 3.75%, 3/24/2035	EUR	380,000	$431,360
			$2,540,005
Insurance - Health – 0.6%
Elevance Health, Inc., 5.375%, 6/15/2034		$292,000	$295,719
Humana, Inc., 5.55%, 5/01/2035		531,000	526,888
UnitedHealth Group, Inc., 5.15%, 7/15/2034		573,000	574,836
UnitedHealth Group, Inc., 4.625%, 7/15/2035		294,000	283,459
			$1,680,902
Insurance - Property & Casualty – 3.0%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)		$397,000	$406,201
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)		447,000	423,480
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)		410,000	395,790
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)		400,000	405,959
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)		758,000	756,446
American International Group, Inc., 5.125%, 3/27/2033		356,000	355,644
AmWINS Group Benefits, Inc., 6.375%, 2/15/2029 (n)		249,000	251,967
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)		357,000	340,838
Arthur J. Gallagher & Co., 5%, 2/15/2032		79,000	79,314
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		109,000	118,217
Arthur J. Gallagher & Co., 5.75%, 3/02/2053		238,000	228,114
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)		729,000	741,752
Brown & Brown, Inc., 5.65%, 6/11/2034		104,000	105,173
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	672,000	495,898
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054		$402,000	402,779
Hub International Ltd., 5.625%, 12/01/2029 (n)		255,000	249,103
Hub International Ltd., 7.25%, 6/15/2030 (n)		760,000	788,305
Hub International Ltd., 7.375%, 1/31/2032 (n)		208,000	214,290
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031		302,000	305,323
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055		319,000	303,658
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)		772,000	790,910
			$8,159,161
Interactive Media Services – 0.1%
Snap, Inc., 6.875%, 3/01/2033 (n)		$347,000	$346,561

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – 1.9%
Electricite de France S.A., 4.625%, 5/07/2045 (w)	EUR	100,000	$111,396
Electricite de France S.A., 6.5%, 11/08/2064	GBP	300,000	375,566
EnBW International Finance B.V. (Federal Republic of Germany), 4.3%, 5/23/2034	EUR	215,000	256,928
EnBW International Finance B.V. (Federal Republic of Germany), 3.75%, 11/20/2035		280,000	317,043
ESB Finance DAC (Republic of Ireland), 1.875%, 6/14/2031		305,000	323,509
Eustream A.S. (Slovak Republic), 1.625%, 6/25/2027		510,000	552,395
Islandsbanki hf. (Republic of Iceland), 3.875%, 9/20/2030		310,000	353,989
Landsbankinn hf. (Republic of Iceland), 3.75%, 10/08/2029		435,000	498,536
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$425,000	370,511
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 1.625%, 1/26/2029	EUR	270,000	286,009
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 4%, 4/19/2032		280,000	316,053
RTE Reseau de Transport d'Electricite (Republic of France), 3.5%, 10/02/2036		500,000	566,233
Swisscom Finance, 3.5%, 11/29/2031		500,000	582,065
Wolf Midstream Canada LP, 6.4%, 7/18/2029 (n)	CAD	519,000	386,822
			$5,297,055
International Market Sovereign – 4.5%
Commonwealth of Australia, 3.75%, 4/21/2037	AUD	7,638,000	$4,653,816
Government of Bermuda, 2.375%, 8/20/2030 (n)		$239,000	207,399
Government of Bermuda, 5%, 7/15/2032 (n)		731,000	718,710
Government of Canada, 3.25%, 12/01/2034	CAD	4,313,000	3,173,775
Kingdom of Spain, 3.45%, 10/31/2034 (n)	EUR	1,400,000	1,634,197
Republic of Italy, 4.15%, 10/01/2039 (n)		1,585,000	1,839,915
			$12,227,812
Internet – 0.1%
Alphabet, Inc., 4%, 5/06/2054 (w)	EUR	199,000	$223,238
Local Authorities – 0.3%
Alliander N.V., 3.5%, 5/06/2037 (w)	EUR	290,000	$328,509
Province of Alberta, 1.65%, 6/01/2031	CAD	553,000	368,195
Province of British Columbia, 2.95%, 6/18/2050		405,000	227,609
			$924,313

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 0.6%
AGCO Corp., 5.8%, 3/21/2034		$219,000	$217,539
Manitowoc Co., Inc., 9.25%, 10/01/2031 (n)		354,000	358,867
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		1,014,000	1,063,163
			$1,639,569
Major Banks – 6.4%
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$349,000	$356,490
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		409,000	361,749
Bank of America Corp., 5.425% to 8/15/2034, FLR (SOFR - 1 day + 1.913%) to 8/15/2035		361,000	353,333
Barclays PLC, 5.746% to 7/31/2031, FLR (SONIA + 1.614%) to 7/31/2032	GBP	550,000	738,898
BNP Paribas S.A., 5.283% to 11/19/2029, FLR (SOFR - 1 day + 1.28%) to 11/19/2030 (n)		$467,000	472,257
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		688,000	605,777
Danske Bank A.S., 1.549%, 9/10/2027 (n)		361,000	346,983
Danske Bank A.S., 4.613% to 10/02/2029, FLR (CMT - 1yr. + 1.1%) to 10/02/2030 (n)		390,000	386,200
Danske Bank A.S., 3.25% to 1/14/2032, FLR (EUR ICE Swap Rate - 1yr. + 0.9%) to 1/14/2033	EUR	430,000	488,247
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029		$440,000	445,898
Erste Group Bank AG, 3.25% to 1/14/2032, FLR (EURIBOR - 3mo. +0.98%) to 1/14/2033	EUR	600,000	674,865
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030		$216,000	215,472
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035		495,000	479,637
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026		271,000	270,275
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031		347,000	349,767
ING Groep N.V., 3.375%, 11/19/2032	EUR	300,000	338,522
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030		$343,000	355,436
JPMorgan Chase & Co., 4.603% to 10/22/2029, FLR (SOFR - 1 day + 1.04%) to 10/22/2030		546,000	545,631
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		639,000	548,625
JPMorgan Chase & Co., 3.588%, 1/23/2036	EUR	400,000	444,037

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
mBank S.A., 4.034% to 9/27/2029, FLR (EURIBOR - 3mo. + 1.75%) to 9/27/2030	EUR	400,000	$454,273
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032		$550,000	477,087
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR - 1 day + 0.879%) to 5/04/2027		312,000	302,930
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		550,000	521,925
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		222,000	224,335
Morgan Stanley, 5.213%, 10/24/2035	GBP	560,000	727,434
Nationwide Building Society, 5.532% to 1/13/2032, FLR (BPISDS01 + 1.474%) to 1/13/2033		600,000	803,040
Nationwide Building Society, 4%, 7/30/2035	EUR	320,000	363,010
NatWest Group PLC, 3.673% to 8/05/2030, FLR (EURIBOR - 3mo. + 1.097%) to 8/05/2031		170,000	196,078
NatWest Markets PLC, 3.125%, 1/10/2030		510,000	581,030
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		$287,000	292,521
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036		176,000	178,146
Société Générale S.A., 3.75% to 7/15/2030, FLR (EURIBOR - 3mo. + 1.45%) to 7/15/2031	EUR	200,000	228,205
Société Générale S.A., 3.75%, 5/17/2035		300,000	334,064
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		$1,356,000	1,160,677
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)		530,000	525,065
UniCredit S.p.A., 3.8% to 1/16/2032, FLR (EURIBOR - 3mo. +1.4%) to 1/16/2033	EUR	660,000	753,957
Wells Fargo & Co., 5.244% to 1/24/2030, FLR (SOFR - 1 day + 1.11%) to 1/24/2031		$262,000	267,433
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		268,000	240,631
			$17,409,940
Medical & Health Technology & Services – 3.7%
180 Medical, Inc., 3.875%, 10/15/2029 (n)		$765,000	$716,402
Acadia Healthcare Co., Inc., 7.375%, 3/15/2033 (n)		395,000	394,657
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)		427,000	443,568
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)		525,000	480,610
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)		356,000	356,177

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)		$295,000	$201,159
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)		1,190,000	1,015,251
Concentra, Inc., 6.875%, 7/15/2032 (n)		531,000	543,636
Encompass Health Corp., 5.75%, 9/15/2025		52,000	51,875
Encompass Health Corp., 4.75%, 2/01/2030		643,000	624,780
Encompass Health Corp., 4.625%, 4/01/2031		202,000	192,301
HCA, Inc., 5.45%, 9/15/2034		131,000	129,984
HCA, Inc., 5.125%, 6/15/2039		235,000	216,722
IQVIA, Inc., 5%, 5/15/2027 (n)		654,000	648,785
IQVIA, Inc., 6.5%, 5/15/2030 (n)		400,000	406,411
Lifepoint Health, Inc., 9.875%, 8/15/2030 (n)		293,000	311,671
Lifepoint Health, Inc., 11%, 10/15/2030 (n)		322,000	352,476
Lifepoint Health, Inc., 10%, 6/01/2032 (n)		212,000	205,640
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		318,000	190,055
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		205,000	198,611
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)		408,000	407,074
Tenet Healthcare Corp., 6.125%, 10/01/2028		329,000	328,213
Tenet Healthcare Corp., 6.125%, 6/15/2030		888,000	891,045
Thermo Fisher Scientific Finance I B.V., 2%, 10/18/2051	EUR	330,000	242,083
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)		$491,000	498,454
			$10,047,640
Medical Equipment – 0.8%
Insulet Corp., 6.5%, 4/01/2033 (n)		$346,000	$352,991
Medline Borrower LP, 3.875%, 4/01/2029 (n)		256,000	238,802
Medline Borrower LP, 5.25%, 10/01/2029 (n)		727,000	690,386
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)		354,000	356,709
Stryker Corp., 5.2%, 2/10/2035		468,000	471,656
			$2,110,544
Metals & Mining – 2.0%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$371,000	$380,389
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		533,000	468,351
Cleveland-Cliffs, Inc., 7%, 3/15/2032 (n)		348,000	326,941
FMG Resources Ltd., 4.375%, 4/01/2031 (n)		1,511,000	1,367,503
Mineral Resources Ltd., 9.25%, 10/01/2028 (n)		199,000	188,197
Novelis, Inc., 4.75%, 1/30/2030 (n)		576,000	535,614
Novelis, Inc., 6.875%, 1/30/2030 (n)		300,000	304,322
Novelis, Inc., 3.875%, 8/15/2031 (n)		315,000	271,871

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)		$263,919	$142,545
Rio Tinto Finance (USA) PLC, 5%, 3/14/2032		656,000	660,426
Samarco Mineracao S.A., 9% PIK to 12/30/2025, (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/2029, 9.5% Cash to 6/30/2031 (p)		430,472	405,149
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)		494,000	498,795
			$5,550,103
Midstream – 5.5%
Buckeye Partners LP, 6.75%, 2/01/2030 (n)		$300,000	$305,252
Buckeye Partners LP, 5.85%, 11/15/2043		147,000	123,424
Columbia Pipelines Operating Co. LLC, 6.036%, 11/15/2033 (n)		169,000	174,624
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)		379,000	386,010
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)		602,000	617,991
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		566,000	531,207
DT Midstream, Inc., 4.375%, 6/15/2031 (n)		769,000	708,278
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054		396,000	372,583
Energy Transfer LP, 5.95%, 5/15/2054		250,000	227,277
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		388,462	342,046
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 1/15/2029		548,000	556,938
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)		517,000	505,135
NFE Financing LLC, 12%, 11/15/2029 (n)		348,036	239,564
NuStar Logistics LP, 6.375%, 10/01/2030		599,000	608,166
Pembina Pipeline Corp., 4.81%, 3/25/2044	CAD	617,000	415,076
Peru LNG, 5.375%, 3/22/2030		$872,570	789,035
Plains All American Pipeline LP, 5.7%, 9/15/2034		409,000	404,509
Prairie Acquiror LP, 9%, 8/01/2029 (n)		448,000	451,454
Rockies Express Pipeline LLC, 4.95%, 7/15/2029 (n)		59,000	56,399
Rockies Express Pipeline LLC, 6.75%, 3/15/2033 (n)		194,000	197,111
Rockies Express Pipeline LLC, 7.5%, 7/15/2038 (n)		203,000	199,188
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)		581,000	548,473
Sunoco LP, 7.25%, 5/01/2032 (n)		612,000	634,653
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		849,000	825,427
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		334,000	332,784
Targa Resources Corp., 4.2%, 2/01/2033		131,000	119,630
Targa Resources Corp., 4.95%, 4/15/2052		325,000	261,719
TransMontaigne Partners LLC, 8.5%, 6/15/2030 (n)		298,000	299,933
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)		242,000	221,630

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		$945,000	$848,944
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		441,000	437,946
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		542,000	561,638
Venture Global LNG, Inc., 7%, 1/15/2030 (n)		254,000	239,268
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		740,000	713,594
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)		622,000	534,631
Venture Global Plaquemines LNG LLC, 7.5%, 5/01/2033 (n)		174,000	178,508
			$14,970,045
Municipals – 0.5%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.641%, 7/01/2037		$435,000	$403,807
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		605,000	496,646
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034		355,000	368,308
			$1,268,761
Natural Gas - Distribution – 0.6%
Boston Gas Co., 5.843%, 1/10/2035 (n)		$594,000	$611,699
Engie S.A., 1.375%, 2/28/2029	EUR	300,000	322,568
Vier Gas Transport GmbH, 3.375%, 11/11/2031		500,000	564,834
			$1,499,101
Natural Gas - Pipeline – 0.4%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)		$362,000	$350,314
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	740,000	716,417
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)		$136,000	130,645
			$1,197,376
Network & Telecom – 0.8%
Altice Financing S.A., 5.75%, 8/15/2029 (n)		$240,000	$177,005
Frontier Communications Holdings LLC, 6.75%, 5/01/2029 (n)		601,000	603,522
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		640,000	647,803
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)	EUR	100,000	115,695
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)		233,000	281,455
Orange S.A., 1.375%, 9/04/2049		200,000	149,061
TDC Net A/S, 5%, 8/09/2032 (w)		100,000	114,132
Windstream Services, LLC / Windstream Escrow, 8.25%, 10/01/2031 (n)		$199,000	203,720
			$2,292,393

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Oil Services – 0.4%
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		$545,000	$369,640
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		601,000	606,824
Valaris Ltd., 8.375%, 4/30/2030 (n)		247,000	231,436
			$1,207,900
Oils – 0.3%
Marathon Petroleum Corp., 5.7%, 3/01/2035		$491,000	$480,122
Raizen Fuels Finance S.A., 6.45%, 3/05/2034 (n)		402,000	399,501
			$879,623
Other Banks & Diversified Financials – 2.4%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$621,000	$656,630
AIB Group PLC, 3.75% to 3/20/2032, FLR (EUR ICE Swap Rate - 1yr. + 1.25%) to 3/20/2033	EUR	750,000	849,043
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)		$400,000	407,964
AIB Group PLC, 6% to 1/14/2032, FLR (EUR ICE Swap Rate - 5yr. + 3.705%) to 7/14/2173	EUR	420,000	457,120
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		$500,000	424,214
BPCE S.A., 3.875% to 2/26/2035, FLR (EURIBOR - 3mo. + 1.45%) to 2/26/2036	EUR	200,000	223,199
CaixaBank S.A., 3.75%, 1/27/2036		300,000	337,983
Commerzbank AG, 3.625%, 1/14/2032		300,000	340,535
Coventry Building Society, 3.125%, 10/29/2029		220,000	249,817
Deutsche Bank AG, 3.375% to 2/13/2030, FLR (EURIBOR - 3mo. + 1.25%) to 2/13/2031		200,000	225,115
Deutsche Bank AG, 7.125% to 4/30/2031, FLR (EUR ICE Swap Rate - 5yr. + 4.6%) to 4/30/2173		400,000	437,564
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)		$318,000	352,522
Intesa Sanpaolo S.p.A., 7.8%, 11/28/2053 (n)		209,000	235,656
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032		172,000	178,973
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028		359,000	360,828
PKO Bank Polski S.A., 3.875% to 9/12/2026, FLR (EURIBOR - 3mo. + 1.4%) to 9/12/2027	EUR	340,000	388,196
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030		$239,000	244,194
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035		174,000	177,003
			$6,546,556

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – 1.3%
1261229 B.C. Ltd., 10%, 4/15/2032 (n)		$400,000	$391,670
AbbVie, Inc., 4.875%, 3/15/2030		243,000	248,349
AbbVie, Inc., 5.35%, 3/15/2044		226,000	218,587
AbbVie, Inc., 5.4%, 3/15/2054		282,000	270,200
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		386,000	313,490
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		214,000	125,275
Bristol-Myers Squibb Co., 5.5%, 2/22/2044		188,000	184,294
Eli Lilly & Co., 5.5%, 2/12/2055		418,000	419,090
Grifols S.A., 3.875%, 10/15/2028	EUR	250,000	265,512
Johnson & Johnson, 3.05%, 2/26/2033		220,000	249,649
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		$580,000	547,038
Sandoz Finance B.V., 4%, 3/26/2035	EUR	210,000	239,224
			$3,472,378
Pollution Control – 0.5%
GFL Environmental, Inc., 4%, 8/01/2028 (n)		$530,000	$504,856
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)		179,000	169,743
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		349,000	362,786
Wrangler Holdco Corp., 6.625%, 4/01/2032 (n)		238,000	244,314
			$1,281,699
Precious Metals & Minerals – 0.8%
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		$198,000	$187,835
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		608,000	599,308
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		552,000	546,821
New Gold, Inc., 6.875%, 4/01/2032 (n)		394,000	402,968
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		346,000	356,071
			$2,093,003
Printing & Publishing – 0.2%
News Corp., 3.875%, 5/15/2029 (n)		$520,000	$489,250
Railroad & Shipping – 0.1%
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055		$397,000	$389,859
Real Estate - Healthcare – 0.2%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 5%, 10/15/2027		$194,000	$171,401
MPT Operating Partnership LP/MPT Finance Corp., REIT, 8.5%, 2/15/2032 (n)		350,000	355,594
			$526,995

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – 0.8%
Alexandrite Monnet UK Holdco PLC, 10.5%, 5/15/2029	EUR	390,000	$484,877
Boston Properties LP, REIT, 3.65%, 2/01/2026		$363,000	359,263
Boston Properties LP, REIT, 2.75%, 10/01/2026		204,000	197,784
Corporacion Inmobiliaria Vesta S.A.B. de C.V., 3.25%, 1/22/2030	EUR	200,000	227,685
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		$245,000	239,035
Corporate Office Property LP, REIT, 2%, 1/15/2029		95,000	85,022
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		208,000	180,208
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034		451,000	451,290
			$2,225,164
Real Estate - Other – 0.9%
EPR Properties, REIT, 3.6%, 11/15/2031		$630,000	$556,966
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		508,000	475,573
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		859,000	882,793
XHR LP, REIT, 4.875%, 6/01/2029 (n)		637,000	598,755
			$2,514,087
Real Estate - Retail – 0.7%
Choice Properties, REIT, 5.03%, 2/28/2031	CAD	639,000	$484,061
Hammerson PLC, 5.875%, 10/08/2036	GBP	138,000	176,150
STORE Capital Corp., REIT, 2.75%, 11/18/2030		$347,000	304,632
STORE Capital Corp., REIT, 2.7%, 12/01/2031		266,000	225,166
WEA Finance LLC, 4.125%, 9/20/2028 (n)		322,000	315,237
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)		400,000	388,083
			$1,893,329
Restaurants – 0.5%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$383,000	$389,057
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		358,000	325,792
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		549,000	480,324
New Red Finance, Inc., 5.625%, 9/15/2029 (n)		251,000	250,169
			$1,445,342
Retailers – 1.5%
Hanesbrands, Inc., 9%, 2/15/2031 (n)		$199,000	$206,163
Home Depot, Inc., 4.875%, 2/15/2044		129,000	117,941
Home Depot, Inc., 3.625%, 4/15/2052		379,000	274,100
L Brands, Inc., 6.625%, 10/01/2030 (n)		649,000	660,426
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		488,000	462,776
Mavis Tire Express Services Corp., 6.5%, 5/15/2029 (n)		351,000	323,648

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Retailers – continued
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	310,000	$288,603
Parkland Corp., 4.625%, 5/01/2030 (n)		$876,000	824,512
Parkland Corp., 6.625%, 8/15/2032 (n)		102,000	101,530
Penske Automotive Group Co., 3.75%, 6/15/2029		655,000	607,262
Saks Global Enterprises, 11%, 12/15/2029 (n)		250,000	151,634
			$4,018,595
Specialty Chemicals – 0.6%
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)		$257,000	$240,125
International Flavors & Fragrances, Inc., 4.375%, 6/01/2047		448,000	337,638
International Flavors & Fragrances, Inc., 5%, 9/26/2048		411,000	341,937
Linde PLC, 1.625%, 3/31/2035	EUR	300,000	289,020
Linde PLC, 3.25%, 2/18/2037		500,000	554,062
			$1,762,782
Specialty Stores – 0.9%
Carvana Co., 9% (9% Cash or 12% PIK) to 8/15/2025, 9% Cash to 12/01/2028 (n)(p)		$173,602	$178,471
Carvana Co., 14% (9% Cash or 14% PIK) to 8/15/2025, 9% Cash to 6/01/2031 (n)(p)		641,425	721,959
DICK'S Sporting Goods, 4.1%, 1/15/2052		427,000	292,570
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		287,000	149,550
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		322,000	110,662
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		815,000	759,071
Richemont International S.A., 1.625%, 5/26/2040	EUR	210,000	178,471
			$2,390,754
Supermarkets – 1.1%
Albertsons Cos., LLC / Safeway, Inc., 6.25%, 3/15/2033 (n)		$986,000	$1,000,343
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		677,000	692,572
Kroger Co., 5.5%, 9/15/2054		328,000	306,814
Ocado Group PLC, 10.5%, 8/08/2029	GBP	300,000	400,310
Tesco Corporate Treasury Services PLC, 3.375%, 5/06/2032 (w)	EUR	220,000	247,193
Tesco Corporate Treasury Services PLC, 5.125%, 5/22/2034	GBP	200,000	252,513
			$2,899,745

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 1.7%
Altice France S.A., 5.5%, 1/15/2028 (n)		$683,000	$565,452
Altice France S.A., 5.125%, 7/15/2029 (n)		200,000	163,177
American Tower Corp., 5.45%, 2/15/2034		464,000	471,329
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)		625,000	556,650
SBA Communications Corp., 3.125%, 2/01/2029		779,000	721,724
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)		576,000	571,398
T-Mobile USA, Inc., 3.875%, 4/15/2030		126,000	121,578
T-Mobile USA, Inc., 5.75%, 1/15/2034		113,000	117,480
T-Mobile USA, Inc., 3.5%, 2/11/2037	EUR	350,000	378,745
Vodafone Group PLC, 5.625%, 2/10/2053		$360,000	333,913
Zegona Finance PLC, 6.75%, 7/15/2029 (n)	EUR	100,000	119,686
Zegona Finance PLC, 8.625%, 7/15/2029 (n)		$531,000	564,676
			$4,685,808
Telephone Services – 0.8%
Deutsche Telekom AG, 3.625%, 2/03/2045	EUR	220,000	$232,212
Koninklijke KPN N.V., 3.375%, 2/17/2035		400,000	445,076
Level 3 Financing, Inc., 11%, 11/15/2029 (n)		$299,781	335,005
Level 3 Financing, Inc., 3.875%, 10/15/2030 (n)		324,763	256,141
TELUS Corp., 2.85%, 11/13/2031	CAD	912,000	616,860
Uniti Group/CSL Capital Co., 6.5%, 2/15/2029 (n)		$395,000	361,358
			$2,246,652
Tobacco – 0.9%
B.A.T. International Finance PLC, 4.125%, 4/12/2032	EUR	540,000	$624,467
Imperial Brands Finance PLC, 5.5%, 2/01/2030 (n)		$445,000	457,304
Japan Tobacco, Inc., 5.25%, 6/15/2030 (n)		416,000	430,185
Philip Morris International, Inc., 4.75%, 11/01/2031		440,000	441,570
Turning Point Brands, Inc., 7.625%, 3/15/2032 (n)		395,000	410,469
			$2,363,995
Transportation - Services – 1.2%
Aeroporti Di Roma S.p.A, 3.625%, 6/15/2032 (w)	EUR	420,000	$473,737
Avis Budget Finance PLC, 7.25%, 7/31/2030 (n)		447,000	500,687
Cofiroute S.A., 3.125%, 3/06/2033		200,000	223,760
DSV Finance B.V., 3.25%, 11/06/2030		100,000	114,421
DSV Finance B.V., 3.375%, 11/06/2032		100,000	113,922
DSV Finance B.V., 3.375%, 11/06/2034		100,000	111,204
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)		$238,000	242,064
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)		111,000	116,761
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)		409,000	406,993
Heathrow Funding Ltd., 6%, 3/05/2032	GBP	300,000	398,752

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Transportation - Services – continued
Heathrow Funding Ltd., 3.875%, 1/16/2038	EUR	420,000	$473,669
			$3,175,970
U.S. Treasury Obligations – 5.2%
U.S. Treasury Bonds, 2.375%, 2/15/2042 (f)		$9,432,000	$6,915,203
U.S. Treasury Bonds, 4.625%, 5/15/2054 (f)		3,890,000	3,834,841
U.S. Treasury Notes, 4.625%, 2/15/2035		3,304,000	3,427,900
			$14,177,944
Utilities - Electric Power – 6.5%
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030 (n)		$720,000	$622,700
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		94,000	87,578
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		79,000	64,510
Bruce Power LP, 2.68%, 12/21/2028	CAD	264,000	186,370
Bruce Power LP, 4.7%, 6/21/2031		238,000	179,845
Bruce Power LP, 4.27%, 12/21/2034		594,000	426,193
Calpine Corp., 4.5%, 2/15/2028 (n)		$570,000	557,510
Centrais Eletricas Brasileiras S.A., 6.5%, 1/11/2035 (n)		207,000	203,218
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		1,153,000	1,026,485
Clearway Energy Operating LLC, 3.75%, 1/15/2032 (n)		173,000	150,028
Duke Energy Florida LLC, 6.2%, 11/15/2053		366,000	384,006
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	300,000	400,690
Edison International, 4.7%, 8/15/2025		$420,000	419,097
Enel Finance International N.V., 2.5%, 7/12/2031 (n)		284,000	246,823
Enel Finance International N.V., 3.875%, 1/23/2035	EUR	320,000	367,370
Enel Finance International N.V., 3.5%, 2/24/2036		320,000	352,036
Enel S.p.A., 4.5% to 1/14/2033, FLR (EUR ICE Swap Rate - 5yr. + 2.196%) to 1/14/2038, FLR (EUR ICE Swap Rate - 5yr. + 2.446%) to 1/14/2053, FLR (EUR ICE Swap Rate - 5yr. + 3.446%) to 1/14/2174		460,000	508,083
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)		$200,000	206,221
Entergy Corp., 0.9%, 9/15/2025		561,000	553,027
Eversource Energy, 5.5%, 1/01/2034		472,000	472,052
Georgia Power Co., 4.95%, 5/17/2033		363,000	362,077
Hydro One, Inc., 4.25%, 1/04/2035	CAD	728,000	536,928
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		$186,000	160,479
Jersey Central Power & Light Co., 5.1%, 1/15/2035 (n)		519,000	511,515
National Grid PLC, 3.875%, 1/16/2029	EUR	560,000	658,970
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025		$409,000	410,277
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035 (w)		349,000	350,184
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035 (n)		332,000	336,157
Pacific Gas & Electric Co., 6.1%, 1/15/2029		170,000	175,684
Pacific Gas & Electric Co., 6.4%, 6/15/2033		164,000	169,572

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Pacific Gas & Electric Co., 5.9%, 10/01/2054		$229,000	$209,582
PG&E Corp., 5.25%, 7/01/2030		856,000	824,740
PG&E Corp., 7.375% to 3/15/2030, FLR (CMT - 5yr. + 3.883%) to 3/15/2055		249,000	241,727
PPL Electric Utilities Corp. 1st Mortgage, 5.25%, 5/15/2053		512,000	483,400
Southern California Edison Co., 5.45%, 3/01/2035		261,000	253,375
SSE PLC, 3.5%, 3/18/2032	EUR	310,000	357,015
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		$587,986	587,995
Terna Rete Elettrica Nazionale S.p.A., 3.125%, 2/17/2032	EUR	460,000	516,525
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		$189,000	184,788
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		687,000	669,139
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		541,000	509,906
Xcel Energy, Inc., 4.6%, 6/01/2032		237,000	228,279
Xcel Energy, Inc., 5.5%, 3/15/2034		184,000	184,386
Xcel Energy, Inc., 5.6%, 4/15/2035		58,000	58,565
XPLR Infrastructure Operating Partners LP, 4.5%, 9/15/2027 (n)		423,000	399,920
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)		561,000	555,213
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)		259,000	259,951
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)		122,000	121,743
			$17,731,934
Utilities - Gas – 0.4%
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	1,123,000	$1,194,358
Utilities - Water – 0.1%
Severn Trent Water Ltd., 3.875%, 8/04/2035	EUR	340,000	$383,827
Total Bonds (Identified Cost, $367,112,114)			$359,430,231
Common Stocks – 0.1%
Oil Services – 0.0%
LTRI Holdings LP (a)(u)		520	$142,100
Telecom Services – 0.1%
Intelsat Emergence S.A. (a)		5,426	$214,327
Total Common Stocks (Identified Cost, $632,367)			$356,427

Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a) (Identified Cost, $0)	GBP 1.14	N/A	7,000	$3,218

Mutual Funds (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 4.36% (v) (Identified Cost, $1,223,946)	1,223,949	$1,223,949

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
iTraxx Europe Crossover Series 43 Index Credit Default Swap - Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – June 2025 @ 4.25% (Premiums Paid, $70,841)	Put	Citibank N.A.	$ 6,802,123	EUR 5,610,000	$28,660

Other Assets, Less Liabilities – (32.7)%	(88,916,915)
Net Assets – 100.0%	$272,125,570

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,223,949 and $359,818,536, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $198,309,255, representing 72.9% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BPISDS01	1-year SONIA linked ICE Swap Rate
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
SEK	Swedish Krona
SGD	Singapore Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 4/30/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	1,056,841	USD	673,456	Deutsche Bank AG	7/18/2025	$4,102
AUD	6,771,376	USD	4,286,800	State Street Corp.	7/18/2025	54,445
BRL	2,098,221	USD	356,241	Goldman Sachs International	6/02/2025	10,853
BRL	3,851,458	USD	669,237	JPMorgan Chase Bank N.A.	6/02/2025	4,594
CAD	4,141,768	USD	2,993,572	Citibank N.A.	7/18/2025	22,531
CAD	86,824	USD	62,905	State Street Corp.	7/18/2025	321
CAD	2,714,331	USD	1,964,914	UBS AG	7/18/2025	11,705
CNH	5,899,874	USD	815,661	JPMorgan Chase Bank N.A.	7/18/2025	471
CZK	16,183,771	USD	722,006	Citibank N.A.	7/18/2025	14,053
EUR	203,410	USD	225,790	HSBC Bank	7/18/2025	5,705
EUR	923,258	USD	1,022,724	State Street Corp.	7/18/2025	28,013
GBP	1,091,182	USD	1,424,554	Deutsche Bank AG	7/18/2025	30,090
JPY	619,585,752	USD	4,349,817	State Street Corp.	7/18/2025	20,910
MXN	27,717,876	USD	1,344,735	JPMorgan Chase Bank N.A.	7/18/2025	54,958
NOK	43,591,066	USD	4,096,411	Deutsche Bank AG	7/18/2025	93,690
NZD	153,817	USD	89,479	Citibank N.A.	7/18/2025	2,107
PEN	140,575	USD	37,872	Deutsche Bank AG	7/24/2025	377
SEK	7,174,513	USD	735,801	State Street Corp.	7/18/2025	9,810
SGD	925,891	USD	698,396	State Street Corp.	7/18/2025	13,426
USD	600,959	CHF	484,280	Deutsche Bank AG	7/18/2025	8,913
USD	633,047	CHF	510,346	State Street Corp.	7/18/2025	9,134
USD	1,040,043	EUR	906,530	HSBC Bank	7/18/2025	8,344
USD	1,114,189	EUR	972,997	JPMorgan Chase Bank N.A.	7/18/2025	6,846
USD	779,212	EUR	680,540	State Street Corp.	7/18/2025	4,707
USD	913,215	EUR	799,772	UBS AG	7/18/2025	3,014
USD	1,697,516	JPY	240,036,153	JPMorgan Chase Bank N.A.	7/18/2025	4,235
USD	627,526	NOK	6,521,331	JPMorgan Chase Bank N.A.	7/18/2025	677
USD	670,278	SEK	6,437,837	Goldman Sachs International	7/18/2025	1,226
						$429,257
Liability Derivatives
CHF	390,729	USD	485,059	HSBC Bank	7/18/2025	$(7,382)
CHF	594,562	USD	739,045	UBS AG	7/18/2025	(12,176)
CLP	634,207,011	USD	674,704	Goldman Sachs International	7/11/2025	(5,217)
EUR	336,885	USD	383,981	HSBC Bank	7/18/2025	(581)
EUR	1,802,927	USD	2,060,769	Merrill Lynch International	7/18/2025	(8,901)
EUR	414,084	USD	473,571	State Street Corp.	7/18/2025	(2,313)
IDR	106,020,558	USD	6,529	Citibank N.A.	5/05/2025	(142)
ZAR	7,604,596	USD	406,576	State Street Corp.	7/18/2025	(115)
USD	8,587,485	AUD	13,861,066	State Street Corp.	7/18/2025	(299,081)
USD	346,130	BRL	2,047,056	Goldman Sachs International	6/02/2025	(12,012)
USD	3,828,269	CAD	5,288,984	BNP Paribas S.A.	7/18/2025	(23,254)
USD	3,926,185	CAD	5,423,313	Goldman Sachs International	7/18/2025	(23,158)
USD	5,383,872	CAD	7,432,705	Merrill Lynch International	7/18/2025	(28,744)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
USD	1,316,672	CNH	9,579,706	Goldman Sachs International	7/18/2025	$(8,494)
USD	1,524,354	CNH	11,092,265	HSBC Bank	7/18/2025	(10,045)
USD	704,417	CZK	15,547,814	JPMorgan Chase Bank N.A.	7/18/2025	(2,718)
USD	10,285,348	EUR	9,064,451	Barclays Bank PLC	7/18/2025	(30,678)
USD	782,595	EUR	688,158	HSBC Bank	7/18/2025	(581)
USD	13,856,217	EUR	12,213,178	JPMorgan Chase Bank N.A.	7/18/2025	(43,297)
USD	19,200,945	EUR	16,907,701	State Street Corp.	7/18/2025	(41,288)
USD	6,925,493	GBP	5,298,411	JPMorgan Chase Bank N.A.	7/18/2025	(137,766)
USD	796,456	GBP	600,000	Merrill Lynch International	7/18/2025	(3,398)
USD	487,519	GBP	365,713	State Street Corp.	7/18/2025	(10)
USD	3,199	HUF	1,159,878	Goldman Sachs International	7/18/2025	(38)
USD	6,306	IDR	106,020,558	Citibank N.A.	5/05/2025	(80)
USD	682,828	INR	59,355,245	Citibank N.A.	8/07/2025	(15,339)
USD	4,289,725	KRW	6,072,866,222	Barclays Bank PLC	7/24/2025	(3,815)
USD	2,633,690	KRW	3,731,939,022	Goldman Sachs International	7/24/2025	(4,805)
USD	1,347,189	MXN	27,761,602	State Street Corp.	7/18/2025	(54,711)
USD	801,096	NOK	8,400,238	Deutsche Bank AG	7/18/2025	(6,360)
USD	1,342,926	NOK	14,378,208	Goldman Sachs International	7/18/2025	(39,150)
USD	82,374	NZD	141,584	State Street Corp.	7/18/2025	(1,927)
USD	749,174	SEK	7,296,951	Deutsche Bank AG	7/18/2025	(9,161)
USD	701,191	SGD	917,466	Goldman Sachs International	7/18/2025	(4,153)
USD	385,963	ZAR	7,565,269	Citibank N.A.	7/18/2025	(18,396)
						$(859,286)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Long	EUR	5	$677,615	June – 2025	$15,678
U.S. Treasury Bond 30 yr	Long	USD	38	4,431,750	June – 2025	21,195
U.S. Treasury Note 2 yr	Long	USD	23	4,787,414	June – 2025	31,972
U.S. Treasury Ultra Bond 30 yr	Short	USD	27	3,267,844	June – 2025	52,022
						$120,867
Liability Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	14	$1,255,796	June – 2025	$(5,119)
Euro-Bund 10 yr	Short	EUR	59	8,807,935	June – 2025	(47,592)
Euro-Buxl 30 yr	Short	EUR	12	1,687,041	June – 2025	(81,593)
Euro-Schatz 2 yr	Short	EUR	217	26,443,778	June – 2025	(179,183)
Long Gilt 10 yr	Short	GBP	5	623,171	June – 2025	(2,150)
U.S. Treasury Note 10 yr	Short	USD	48	5,386,500	June – 2025	(117,552)
U.S. Treasury Note 5 yr	Short	USD	175	19,109,180	June – 2025	(379,884)

Portfolio of Investments (unaudited) – continued
Futures Contracts - continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
Interest Rate Futures - continued
U.S. Treasury Ultra Note 10 yr	Short	USD	48	$5,507,250	June – 2025	$(81,051)
						$(894,124)
At April 30, 2025, the fund had cash collateral of $840,000 and other liquid securities with an aggregate value of $1,171,643 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 4/30/25 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $367,815,322)	$359,818,536
Investments in affiliated issuers, at value (identified cost, $1,223,946)	1,223,949
Cash	8,294
Foreign currency, at value (identified cost, $3,498)	3,491
Restricted cash for
Forward foreign currency exchange contracts	840,000
Receivables for
Forward foreign currency exchange contracts	429,257
Investments sold	5,025,605
Interest	4,956,254
Other assets	36,767
Total assets	$372,342,153
Liabilities
Notes payable	$95,000,000
Payables for
Distributions	169,542
Forward foreign currency exchange contracts	859,286
Net daily variation margin on open futures contracts	71,576
Investments purchased	117,911
When-issued investments purchased	3,665,720
Payable to affiliates
Investment adviser	12,031
Administrative services fee	250
Transfer agent and dividend disbursing costs	4,526
Payable for independent Trustees' compensation	1,190
Accrued interest expense	42,117
Deferred foreign capital gains tax expense payable	121,861
Accrued expenses and other liabilities	150,573
Total liabilities	$100,216,583
Net assets	$272,125,570

Statement of Assets and Liabilities (unaudited) – continued
Net assets consist of
Paid-in capital	$327,051,394
Total distributable earnings (loss)	(54,925,824)
Net assets	$272,125,570
Shares of beneficial interest outstanding (unlimited number of shares authorized)	54,946,365
Net asset value per share (net assets of $272,125,570 / 54,946,365 shares of beneficial interest outstanding)	$4.95
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 4/30/25 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$10,831,495
Dividends from affiliated issuers	127,137
Dividends from unaffiliated issuers	47,381
Other	279
Foreign taxes withheld	(4,766)
Total investment income	$11,001,526
Expenses
Management fee	$1,070,876
Transfer agent and dividend disbursing costs	47,665
Administrative services fee	24,091
Independent Trustees' compensation	5,633
Stock exchange fee	26,756
Custodian fee	29,076
Shareholder communications	67,082
Audit and tax fees	50,820
Legal fees	2,062
Interest expense and fees	2,610,805
Miscellaneous	27,503
Total expenses	$3,962,369
Net investment income (loss)	$7,039,157

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(923,693)
Affiliated issuers	(1,190)
Written options	67,946
Futures contracts	1,264,567
Swap agreements	58,528
Forward foreign currency exchange contracts	(82,461)
Foreign currency	(6,912)
Net realized gain (loss)	$376,785
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $3,281 increase in deferred foreign capital gains tax)	$(627,169)
Affiliated issuers	(46)
Written options	(59,489)
Futures contracts	(1,424,883)
Swap agreements	(35,445)
Forward foreign currency exchange contracts	(1,014,464)
Translation of assets and liabilities in foreign currencies	37,929
Net unrealized gain (loss)	$(3,123,567)
Net realized and unrealized gain (loss)	$(2,746,782)
Change in net assets from operations	$4,292,375
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24
Change in net assets
From operations
Net investment income (loss)	$7,039,157	$13,754,502
Net realized gain (loss)	376,785	(5,950,030)
Net unrealized gain (loss)	(3,123,567)	37,426,471
Change in net assets from operations	$4,292,375	$45,230,943
Distributions to shareholders	$(5,178,197)	$(12,663,993)
Tax return of capital distributions to shareholders	$—	$(9,679,669)
Distributions from other sources	$(5,990,000)(a)	$—
Change in net assets from fund share transactions	$(1,618,592)	$(6,722,168)
Total change in net assets	$(8,494,414)	$16,165,113
Net assets
At beginning of period	280,619,984	264,454,871
At end of period	$272,125,570	$280,619,984

(a)	Estimated tax return of capital. All or a portion of this amount may be redesignated as ordinary income and/or capital gains at fiscal year end when the tax character of distributions is determined. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for additional information regarding the tax character of the fund’s distributions.
See Notes to Financial Statements

Financial Statements
Statement of Cash Flows
Six months ended 4/30/25 (unaudited)
This statement provides a summary of cash flows from investment activity for the fund.
Cash flows from operating activities:
Change in net assets from operations	$4,292,375
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(130,302,050)
Proceeds from disposition of investment securities	131,510,346
Proceeds from disposition of short-term investments, net	5,994,247
Realized gain/loss on investments	938,244
Unrealized appreciation/depreciation on investments	623,934
Unrealized appreciation/depreciation on foreign currency contracts	1,014,464
Unrealized appreciation/depreciation on swaps	35,445
Net amortization/accretion of income	(784,674)
Increase in interest receivable	(97,198)
Decrease in accrued expenses and other liabilities	(28,671)
Decrease in receivable for net daily variation margin on open futures contracts	66,852
Increase in payable for net daily variation margin on open futures contracts	71,576
Increase in other assets	(27,742)
Decrease in interest payable	(18,236)
Net cash provided by operating activities	$13,288,912
Cash flows from financing activities:
Distributions paid in cash	$(11,174,294)
Repurchase of shares of beneficial interest	(1,618,592)
Net cash used by financing activities	$(12,792,886)
Net increase in cash and restricted cash	$496,026
Cash and restricted cash:
Beginning of period (including foreign currency of $21,250)	$355,759
End of period (including foreign currency of $3,491)	$851,785
Supplemental disclosure of cash flow information:
Cash paid during the six months ended April 30, 2025 for interest was $2,629,041.
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$5.07	$4.66	$4.73	$6.12	$6.19	$6.37
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.25	$0.26	$0.25	$0.28	$0.29
Net realized and unrealized gain (loss)	(0.05)	0.55	0.04	(1.21)	0.15	(0.01)
Total from investment operations	$0.08	$0.80	$0.30	$(0.96)	$0.43	$0.28
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.23)	$(0.23)	$(0.39)	$(0.30)	$(0.34)
From tax return of capital	—	(0.17)	(0.16)	(0.05)	(0.20)	(0.15)
From other sources	(0.11)(b)	—	—	—	—	—
Total distributions declared to shareholders	$(0.20)	$(0.40)	$(0.39)	$(0.44)	$(0.50)	$(0.49)
Net increase from repurchase of capital shares	$0.00(w)	$0.01	$0.02	$0.01	$—	$0.03
Net asset value, end of period (x)	$4.95	$5.07	$4.66	$4.73	$6.12	$6.19
Market value, end of period	$4.61	$4.76	$4.22	$4.32	$6.58	$5.67
Total return at market value (%)	1.10(n)	22.85	6.53	(28.43)	25.80	2.77
Total return at net asset value (%) (j)(s)(x)	1.92(n)	18.50	7.44	(15.74)	7.18	5.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses	2.88(a)	3.17	2.92	1.40	1.01	1.17
Net investment income (loss)	5.12(a)	4.89	5.21	4.57	4.40	4.63
Portfolio turnover rate	34(n)	78	67	56	70	78
Net assets at end of period (000 omitted)	$272,126	$280,620	$264,455	$281,814	$369,818	$372,635
Supplemental Ratios (%):
Ratios of expenses to average net assets excluding interest expense and fees	0.98(a)	0.98	0.99	0.86	0.81	0.84
Senior Securities:
Total notes payable outstanding (000 omitted)	$95,000	$95,000	$95,000	$100,000	$100,000	$100,000
Asset coverage per $1,000 of indebtedness (k)	$3,864	$3,954	$3,784	$3,818	$4,698	$4,726

See Notes to Financial Statements

Financial Highlights – continued
(a)	Annualized.
(b)	Estimated tax return of capital. All or a portion of this amount may be redesignated as ordinary income and/or capital gains at fiscal year end when the tax character of distributions is determined. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for additional information regarding the tax character of the fund’s distributions.
(d)	Per share data is based on average shares outstanding.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund's total liabilities (not including notes payable) from the fund's total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Multimarket Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and

Notes to Financial Statements (unaudited) - continued
changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service.
Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an

Notes to Financial Statements (unaudited) - continued
evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Notes to Financial Statements (unaudited) - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Luxembourg	$—	$214,327	$—	$214,327
United States	—	—	142,100	142,100
United Kingdom	—	3,218	—	3,218
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	14,177,944	—	14,177,944
Non - U.S. Sovereign Debt	—	55,643,915	—	55,643,915
Municipal Bonds	—	1,268,761	—	1,268,761
U.S. Corporate Bonds	—	189,642,258	—	189,642,258
Residential Mortgage-Backed Securities	—	1,257,701	—	1,257,701
Commercial Mortgage-Backed Securities	—	4,133,443	—	4,133,443
Asset-Backed Securities (including CDOs)	—	5,139,411	—	5,139,411
Foreign Bonds	—	88,195,458	—	88,195,458
Investment Companies	1,223,949	—	—	1,223,949
Total	$1,223,949	$359,676,436	$142,100	$361,042,485
Other Financial Instruments
Futures Contracts – Assets	$120,867	$—	$—	$120,867
Futures Contracts – Liabilities	(894,124)	—	—	(894,124)
Forward Foreign Currency Exchange Contracts – Assets	—	429,257	—	429,257
Forward Foreign Currency Exchange Contracts – Liabilities	—	(859,286)	—	(859,286)
For further information regarding security characteristics, see the Portfolio of Investments.

Notes to Financial Statements (unaudited) - continued
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/24	$118,336
Change in unrealized appreciation or depreciation	23,764
Balance as of 4/30/25	$142,100
At April 30, 2025, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Credit	Purchased Option Contracts	$28,660	$—
Interest Rate	Futures Contracts	120,867	(894,124)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	429,257	(859,286)
Total		$578,784	$(1,753,410)
(a)	The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$1,264,567	$—	$—	$—	$—
Foreign Exchange	—	—	(82,461)	—	—
Credit	—	58,528	—	(168,129)	67,946
Total	$1,264,567	$58,528	$(82,461)	$(168,129)	$67,946
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$(1,424,883)	$—	$—	$—	$—
Foreign Exchange	—	—	(1,014,464)	—	—
Credit	—	(35,445)	—	150,726	(59,489)
Total	$(1,424,883)	$(35,445)	$(1,014,464)	$150,726	$(59,489)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions

Notes to Financial Statements (unaudited) - continued
traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Interest expense and fees” in the Statement of Operations.
Written Options — In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities.  The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation.  When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option.  For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it.  The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.  Losses from writing options can exceed the premium received and can

Notes to Financial Statements (unaudited) - continued
exceed the potential loss from an ordinary buy and sell transaction.  Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker.  For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Notes to Financial Statements (unaudited) - continued
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.

Notes to Financial Statements (unaudited) - continued
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. A credit default swap’s reference obligation may be either a single security or a basket of securities issued by corporate or sovereign issuers. At the inception of the agreement, the protection buyer may make an upfront payment to or receive an upfront payment from the protection seller. Over the term of the agreement, the protection buyer will make a series of periodic payments to the protection seller based on a fixed percentage applied to the agreement’s notional amount in exchange for a promise from the protection seller to make a specific payment should a defined credit event occur with respect to the reference obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event occurs, the protection buyer will either (i) receive from the protection seller an amount equal to the agreement’s notional amount and deliver the reference obligation (i.e., physical settlement) or (ii) receive from the protection seller a net settlement of cash equal to the agreement’s notional amount less the recovery value of the reference obligation. Upon determination of the final price for the reference obligation (or upon delivery of the reference obligation in the case of physical settlement), the difference between the recovery value of the reference obligation and the agreement’s notional amount is recorded as realized gain or loss on swap agreements in the  Statement of Operations.
Statement of Cash Flows — Information on financial transactions which have been settled through the receipt or disbursement of cash or restricted cash is presented in the Statement of Cash Flows. Cash as presented in the fund's Statement of Assets and Liabilities includes cash on hand at the fund's custodian bank and does not include any short-term investments. Restricted cash is presented in the fund's Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives and represents cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts.

Notes to Financial Statements (unaudited) - continued
The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities with that shown in the Statement of Cash Flows:
4/30/25
Cash	$11,785
Restricted cash	840,000
Restricted cash included in deposits with brokers	—
Total cash and restricted cash in the Statement of Cash Flows	$851,785
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold

Notes to Financial Statements (unaudited) - continued
in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. The fund employs a managed distribution policy whereby the fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital. Distributions in any year may include a substantial return of capital component. For the six months ended April 30, 2025, the amount of distributions estimated to be a tax return of capital was approximately $5,990,000 which is reported as distributions from other sources in the Statements of Changes in Net Assets. All or a portion of this amount may be redesignated as ordinary income and/or capital gains at fiscal year end. Please refer to the Financial Highlights for distributions of tax returns of capital made during the prior five years. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, and derivative transactions.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/24
Ordinary income (including any short-term capital gains)	$12,663,993
Tax return of capital (b)	9,679,669
Total distributions	$22,343,662

Notes to Financial Statements (unaudited) - continued
(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/25
Cost of investments	$368,526,749
Gross appreciation	8,006,409
Gross depreciation	(15,490,673)
Net unrealized appreciation (depreciation)	$(7,484,264)
As of 10/31/24
Capital loss carryforwards	(37,872,706)
Other temporary differences	(317,911)
Net unrealized appreciation (depreciation)	(9,859,385)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of October 31, 2024, the fund had capital loss carryforwards available to offset future realized gains.  These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.  Such losses are characterized as follows:
Short-Term	$(946,715)
Long-Term	(36,925,991)
Total	$(37,872,706)
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.34% of the fund’s average daily net assets and 5.40% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2025 was equivalent to an annual effective rate of 0.78% of the fund’s average daily net assets.
Transfer Agent — The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2025, fees paid to MFSC amounted to $16,109.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on

Notes to Financial Statements (unaudited) - continued
average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended April 30, 2025 was equivalent to an annual effective rate of 0.0175% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended April 30, 2025, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$5,232,262	$4,514,128
Non-U.S. Government securities	117,856,810	126,135,901
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest.
The fund repurchased 355,350 shares of beneficial interest during the six months ended April 30, 2025 at an average price per share of $4.55 and a weighted average discount of 8.21% per share. The fund repurchased 1,471,211 shares of beneficial interest during the year ended October 31, 2024 at an average price per share of $4.57 and a weighted average discount of 8.74% per share. Transactions in fund shares were as follows:
	Six months ended 4/30/25		Year ended 10/31/24
	Shares	Amount	Shares	Amount
Capital shares repurchased	(355,350)	$(1,618,592)	(1,471,211)	$(6,722,168)
(6) Loan Agreement
The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $100,000,000. At April 30, 2025, the fund had outstanding borrowings under this agreement in the amount of $95,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value in the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered level 2 under the fair value hierarchy. The credit agreement has no explicit

Notes to Financial Statements (unaudited) - continued
maturity date but may be terminated with appropriate notice by either party. Borrowings under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to the one-month term SOFR (Secured Overnight Financing Rate) plus 0.10% plus an agreed upon spread, or at the option of the borrower, an alternate base rate plus an agreed upon spread. The fund incurred interest expense of $2,593,622 during the period, which is included in “Interest expense and fees” in the Statement of Operations. The fund may also be charged a commitment fee based on the average daily unused portion of the line of credit. The fund paid a commitment fee of $3,177 during the period, which is included in “Interest expense and fees” in the Statement of Operations. For the six months ended April 30, 2025, the average loan balance was $95,000,000 at a weighted average annual interest rate of 5.51%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended April 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,218,242	$68,648,762	$74,641,819	$(1,190)	$(46)	$1,223,949

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$127,137	$—

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of MFS Multimarket Income Trust
Results of Review of Interim Financial Statements
We have reviewed the accompanying statement of assets and liabilities of MFS Multimarket Income Trust (the “Fund”), including the portfolio of investments, as of April 30, 2025, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period then ended and the related notes (collectively referred to as the “interim financial statements”). Based on our review, we are not aware of any material modifications that should be made to the interim financial statements for them to be in conformity with U.S. generally accepted accounting principles.
We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (“PCAOB”), the statement of changes in net assets for the year ended October 31, 2024 and the financial highlights for each of the five years in the period then ended; and in our report dated December 13, 2024, we expressed an unqualified opinion on those financial statements.
Basis for Review Results
These financial statements are the responsibility of the Fund's management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the SEC and the PCAOB. We conducted our review in accordance with the standards of the PCAOB. A review of interim financial statements consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.
/s/ Ernst & Young LLP
Boston, Massachusetts
June 13, 2025

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT.  The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov.  A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Reports and Other Documents” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Additional information about the fund (e.g., performance, dividends and the fund’s price history)  is also available at mfs.com/closedendfunds by choosing the fund's name, if any.
INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS
The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US
COMPUTERSHARE TRUST COMPANY, N.A.
TRANSFER AGENT, REGISTRAR, AND
DIVIDEND DISBURSING AGENT
CALL
1-800-637-2304
9 a.m. to 5 p.m. Eastern time
WRITE
Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078
New York Stock Exchange Symbol: MMT

Item 1(b):

A copy of the notice transmitted to the Registrant’s shareholders in reliance on Rule 30e-3 of the Investment Company Act of 1940, as amended that contains disclosure specified by paragraph (c)(3) of Rule 30e-3 is attached hereto as EX-99.30e-3Notice.

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of the Registrant under Item 1(a) of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 10. RENUMERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 11. STATEMENT REGARDING BASES FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during the period.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Multimarket Income Trust

			(c) Total	(d) Maximum
			Number of	Number (or
	(a) Total number	(b)	Shares	Approximate
Period	of Shares	Average	Purchased as	Dollar Value) of
	Purchased	Price	Part of Publicly	Shares that May
		Paid per	Announced	Yet Be Purchased
		Share	Plans or	under the Plans
			Programs	or Programs

11/01/24-11/30/24	37,439	4.67	37,439	5,492,732
12/01/24-12/31/24	128,457	4.63	128,457	5,364,275
01/01/25-01/31/25	22,000	4.66	22,000	5,342,275
02/01/25-02/28/25	0	N/A	0	5,342,275
03/01/25-03/31/25	0	N/A	0	5,342,275
04/01/25-04/30/25	167,454	4.46	167,454	5,174,821
Total	355,350	4.55	355,350

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2024 plan year is 5,530,171.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant’s independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

(c)Registrant’s Rule 30e-3 Notice pursuant to Item 1(b) of Form N-CSR. Attached hereto as EX-99.30e-3Notice.

(d)Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1. Attached hereto as Ex-99.19a-1.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: June 13, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: June 13, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer) Date: June 13, 2025

* Print name and title of each signing officer under his or her signature.